Alliance Money Market Fund
-General Municipal Portfolio
-Prime Portfolio
-Government Portfolio

Annual Report
November 30, 1998

STATEMENT OF NET ASSETS

November 30, 1998       Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS--89.5%
            ALABAMA--4.2%
            Birmingham-Health Facility
            (The Eye Foundation
            Hospital)
            Series '98A VRDN
$    1,835  9/01/18 (b).............      3.05%             $ 1,835,000
                                                            -----------
            ARIZONA--5.2%
            Phoenix IDA
            (V.A.W. of America, Inc.
            Project) Ser '97
            AMT VRDN
     1,000  2/01/12 (b).............      3.35                1,000,000
            Phoenix IDA
            (Ventana Palms
            Apartments Project)
            Ser '94 AMT VRDN
       310  2/01/24 (b).............      3.20                310,000
            Tucson Airport Authority
            (Learjet, Inc.)
            Series '98A AMT
            VRDN
     1,000  9/01/28 (b) ............      3.35                1,000,000
                                                            -----------
                                                              2,310,000
                                                            -----------
            COLORADO--3.2%
            Colorado Student
            Obligation Authority
            (Student Loan Revenue
            Project) Series '89A
            AMT VRDN
     1,400  3/01/24 (b).............      3.15                1,400,000
                                                            -----------
            DELAWARE--2.7%
            Delaware Economic
            Dev Authority
            (Delaware Clean Power
            Project) Ser '97A
            AMT VRDN
       500  8/01/29 (b).............      3.25                  500,000
            Delaware Economic
            Dev Authority
            (Delmarva Power &
            Light Co. Project)
            Ser '88 AMT VRDN
       400  10/01/17 (b)............      3.45                  400,000
            (Delmarva Power &
            Light Co. Project)
            Ser '87A AMT VRDN
       300  10/01/17 (b)............      3.45%                 300,000
                                                            -----------
                                                              1,200,000
                                                            -----------
            GEORGIA--2.2%
            Summersville IDA
            (Image Industries, Inc.)
            Series '97 AMT VRDN
     1,000  9/01/17 (b).............      3.30                1,000,000
                                                            -----------
            INDIANA--4.5%
            Auburn Economic
            Develpment Authority
            (R.J. Tower Corp.
            Project) Series '88
            AMT VRDN
       505  9/01/00 (b).............      3.30                  505,000
            Gibson County IDR
            (Toyota Motor
            Manufacturing Project)
            Ser '98 AMT VRDN
     1,500  1/01/28 (b).............      3.20                1,500,000
                                                            -----------
                                                              2,005,000
                                                            -----------
            KANSAS--2.7%
            Spring Hill IDR
            (Abrasive Engineering
            and Manufacturing
            Project) Series '96
            AMT VRDN
     1,200  9/01/16 (b).............      3.35                1,200,000
                                                            -----------
            KENTUCKY--5.9%
            Barbourville IDR
            (Union College Revenue
            Project) Ser. '98A
            AMT VRDN
     1,000  8/01/23 (b).............      3.50                1,000,000
            Hopkinsville IDR
            (American Precision
            Machinery)
            AMT VRDN
       600  5/01/00 (b).............      4.35                  600,000
            Louisville & Jefferson
            County Regional
            Airport Authority
            Series '97A-1
            AMT VRDN
     1,000  6/30/02 (b).............      3.40                1,000,000
                                                            -----------
                                                              2,600,000
                                                            -----------

STATEMENT OF NET ASSETS

(continued)             Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            LOUISIANA--1.6%
            Louisiana Public
            Facilities Authority
            Hospital Revenue
            (Hospital Equipment
            Finance Program)
            Ser '85A AMT VRDN
$      700  12/01/05 (b)............      3.15%             $   700,000
                                                            -----------
            MAINE--5.8%
            Maine Finance Authority
            Economic Development
            Revenue Series '88A-D
            AMT VRDN
       120  12/01/03 (b)............      3.65                  120,000
            Maine Finance Authority
            Economic Development
            Revenue (Barber Foods,
            Inc.) Series '90B
            AMT VRDN
        70  12/01/06 (b)............      3.65                   70,000
            Maine Finance Authority
            Economic Development
            Revenue (Cornwall,
            McCann, Thurston)
            Series '88D-F AMT
            VRDN
       725  6/01/04 (b).............      3.65                  725,000
            Maine Finance Authority
            Economic Development
            Revenue (Volco Realty
            Co., Inc.) Series '89L
            AMT VRDN
       155  6/01/05 (b).............      3.65                  155,000
            Maine Finance Authority
            Economic Development
            Revenue (William Arthur,
            Inc.) Series '97
            AMT VRDN
     1,500  10/01/12 (b)............      3.40                1,500,000
                                                            -----------
                                                              2,570,000
                                                            -----------
            MISSISSIPPI--3.4%
            Mississippi Business
            Finance Corp.
            (Red Hills Project)
            Series '98 AMT VRDN
     1,500  10/01/28 (b)............      3.25                1,500,000
                                                            -----------
            MISSOURI--0.3%
            Missouri Housing
            Development
            Commission SFMR
            (Home Ownership Loan)
            Series '98C AMT PPB
       110  3/01/30 (b).............      3.90%                 110,000
                                                            -----------
            NEVADA--5.9%
            Clark County IDR
            (Cogeneration
            Association Project)
            Ser '92 AMT VRDN
     1,000  11/01/21 (b)............      3.45                1,000,000
            Washoe County IDR
            (Sierra Pacific Power
            Company Project)
            Ser '90 AMT VRDN
     1,600  12/01/20 (b)............      3.45                1,600,000
                                                            -----------
                                                              2,600,000
                                                            -----------
            NEW HAMPSHIRE--2.2%
            New Hampshire IDA
            (SCI Manufacturing Inc.)
            Series '89 AMT VRDN
     1,000  6/01/14 (b).............      3.50                1,000,000
                                                            -----------
            NEW JERSEY--2.2%
            New Jersey Economic
            Development Authority
            (Newark Recycling)
            Series '97 AMT PPB
     1,000  12/01/22 (b)............      3.95                1,000,000
                                                            -----------
            NORTH CAROLINA--1.7%
            Johnson County IDA
            (Mebane Packaging
            Corp.) AMT VRDN
       300  6/01/03 (b).............      3.30                  300,000
            Rockingham County IDR
            (Philip Morris Cos.
            Project) VRDN
       425  4/01/99 (b).............      3.25                  425,000
                                                            -----------
                                                                725,000
                                                            -----------
            NORTH DAKOTA--3.4%
            North Dakota
            HFA SFMR
            (Home Mortgage Revenue)
            Series '98C AMT
     1,500  6/01/99.................      3.90                1,500,000
                                                            -----------

                        Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            OHIO--2.1%
            Ohio HFA
            (Residential Mortgage
            Revenue)
            Series '98A-3
            AMT PPB
$      905  3/01/99 (b).............      3.80%             $   905,000
                                                            -----------
            OKLAHOMA--2.2%
            Broken Arrow
            (Paragon Films Project)
            AMT VRDN
       970  8/01/04 (b).............      3.48                  970,000
                                                            -----------
            OREGON--2.6%
            Oregon Economic
            Development Authority
            (Kyotaru Oregon Project)
            Series '89 AMT VRDN
     1,000  12/01/99 (b)............      3.48                1,000,000
            Oregon Housing
            Finance Authority
            SFMR Ser '98I
            AMT VRDN
       150  12/02/99 (b)............      3.15                  150,000
                                                            -----------
                                                              1,150,000
                                                            -----------
            SOUTH CAROLINA--1.8%
            Berkeley County IDR
            (Amoco Chemical Co.
            Proj.) Series '98
            AMT VRDN
       800  4/01/28 (b).............      3.45                  800,000
                                                            -----------
            TENNESSEE--2.2%
            Memphis-Shelby
            Airport Revenue
            Series '96B AMT VRDN
     1,000  3/01/14 (b).............      3.25                1,000,000
                                                            -----------
            TEXAS--3.4%
            Panhandle-Plains IDA
            (Higher Education
            Student Loan Revenue)
            Ser '97Y AMT VRDN
     1,500  10/01/02 (b)............      3.15                1,500,000
                                                            -----------
            VIRGINIA--3.4%
            Virginia Housing
            Development Authority
            Subseries G-1
            AMT VRDN
     1,500  7/01/99 (b).............      3.77                1,517,589
                                                            -----------
            WASHINGTON--9.1%
            Olympia EDA
            (Spring Air Northwest
            Project) Ser '98
            AMT VRDN
     1,300  11/01/23 (b)............      3.65%               1,300,000
            Pierce County EDA
            (Truss Co. Project)
            AMT VRDN
       500  1/01/20 (b).............      3.45                  500,000
            Washington Housing
            Finance Commission
            MFHR
            (Summerglen Apartment
            Project) AMT VRDN
     1,250  11/01/25 (b)............      3.45                1,250,000
            Washington Housing
            Finance Commission
            MFHR
            (Twin Ponds Apartment
            Project) Ser '98A
            AMT VRDN
     1,000  2/01/28 (b).............      3.30                1,000,000
                                                            -----------
                                                              4,050,000
                                                            -----------
            WEST VIRGINIA--3.4%
            Marion County FRN
            (Grant Town Project)
            Series '92A
            AMT VRDN
     1,500  10/01/17 (b)............      3.25                1,500,000
            WISCONSIN-2.2%
            Manitowoc IDR
            (THT Enterprises LLC)
            Series '97
            AMT VRDN
     1,000  5/01/17 (b).............      3.35                1,000,000
                                                            -----------
            Total Municipal Bonds
            (amortized cost $39,647,589)                     39,647,589
                                                            -----------
            COMMERCIAL PAPER--10.3%
            COLORADO--3.7%
            Denver Airport Revenue
            Series A AMT
     1,600  12/01/98................      3.60                1,600,000
                                                            -----------

STATEMENT OF NET ASSETS
(continued)             Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            GEORGIA--2.2%
            Municipal Electric
            Authority of Georgia
            (Project #1)
            Ser '85A
$    1,000  1/22/99.................      3.45%             $ 1,000,000
                                                            -----------
            ILLINOIS--2.2%
            Illinois Health Facility
            Authority
            (Victory Health Project)
            Ser '97
     1,000  1/11/99.................      3.50                1,000,000
                                                            -----------
            TEXAS--2.2%
            Austin Utility
            (Travis & Williamson
            County Project)
            Ser A
     1,000  1/22/99.................      3.45%               1,000,000
                                                            -----------
            Total Commercial Paper
            (amortized cost $4,600,000)                       4,600,000
                                                            -----------
            TOTAL INVESTMENTS--99.8%
            (amortized cost $44,247,589)                     44,247,589
            Other assets less liabilities-0.2%                   93,109
                                                            -----------
            NET ASSETS--100%
            (offering and redemption
            price of $1.00 per share;
            44,334,782 shares
            outstanding)............                        $44,340,698
                                                            ===========

--------------------------------------------------------------------------------
See Footnotes and Glossary of Terms on page 7.

See notes to financial statements.

STATEMENT OF NET ASSETS
November 30, 1998                   Alliance Money Market Fund - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER--62.7%
            Allianz of America
            Finance Co.
$   18,500  2/23/99.................      5.12%            $ 18,278,987
            American General Corp.
    15,000  3/15/99.................      5.14               14,777,267
            American International
            Group, Inc.
    30,000  12/01/98................      5.35               30,000,000
            Associates Corp. of
            North America
    25,000  12/01/98................      5.45               25,000,000
            Bank of America
    15,000  4/15/99.................      5.05               14,715,937
            Duke Energy Corp.
    30,000  12/14/98................      4.83               29,947,675
            First Chicago Financial
            Corp.
    24,610  12/15/98................      5.15               24,560,712
            Ford Motor Credit Co.
    25,000  12/01/98................      5.61               25,000,000
            General Electric Corp.
    30,000  12/14/98................      5.10               29,944,750
            General Motors
            Acceptance Corp.
    15,000  2/16/99.................      5.24               14,831,883
            General Reinsurance
            Corp.
    23,385  12/14/98................      4.85               23,344,044
            Government Development
            Bank of Puerto Rico
    28,720  12/01/98................      5.25               28,720,000
            Household Finance Corp.
    25,000  12/01/98................      5.30               25,000,000
            Koch Industries, Inc.
    13,500  12/01/98 (c)............      5.25               13,500,000
            Prudential Funding Co.
    15,000  12/01/98................      4.86               15,000,000
    15,000  2/18/99.................      5.24               14,827,517
            Sara Lee Corp.
    30,000  12/10/98................      5.00               29,962,500
            Sun Trust Bank
    25,610  12/14/98................      5.15               25,562,372
            Xerox Credit Corp.
    25,000  12/31/98................      4.85               24,898,958
                                                           ------------
            Total Commercial Paper
            (amortized cost $427,872,602)                   427,872,602
                                                           ------------
            CORPORATE OBLIGATIONS--18.3%
            Beta Finance Corp.
    25,000  5.74%, 3/16/99 (c)......      5.74%              25,000,000
            Centauri Corp.
    25,000  5.80%, 4/09/99 (c)......      5.80               25,000,000
            Merrill Lynch & Co.,
            Inc. FRN
    25,000  5.30%, 2/08/99 .........      5.35               24,998,963
            Sigma Finance Corp.
    25,000  5.71%, 3/02/99 (c)......      5.71               25,000,000
            SMM Trust FRN
     5,000  5.05%, 12/16/98 (c).....      5.05                5,000,000
    20,000  5.64%, 5/28/99 (c)......      5.64               20,000,000
                                                           ------------
            Total Corporate Obligations
            (amortized cost $124,998,963)                   124,998,963
                                                           ------------
            CERTIFICATES OF DEPOSIT--15.4%
            BankAmerica Corp.
    20,000  5.10%, 12/21/98.........      5.15               19,999,254
            Deutsche Bank
    30,000  4.95%, 12/15/98.........      4.95               30,000,000
            FCC National Bank
    15,000  5.21%, 3/17/99..........      5.21               15,000,000
            First Union Bank of
            North Carolina
    15,000  5.19%, 4/01/99..........      5.19               15,000,000
            Wachovia Bank &
            Trust Co.
    25,000  5.17%, 3/01/99..........      5.17               25,000,000
                                                           ------------
            Total Certificates of
            Deposit
            (amortized cost $104,999,254)                   104,999,254
                                                           ------------
            BANKERS ACCEPTANCE--2.9%
            Bank of New York Co., Inc.
    20,000  4.81%,12/21/98
            (amortized cost
            $19,946,556)............      4.81               19,946,556
                                                           ------------
            TOTAL INVESTMENTS--99.3%
            (amortized cost $677,817,375)                   677,817,375
            Other assets less liabilities-0.7%                4,647,735
                                                           ------------
            NET ASSETS--100%
            (offering and redemption
            price of $1.00 per share;
            682,468,391 shares
            outstanding)............                       $682,465,110
                                                           ============
--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 7.

See notes to financial statements.

STATEMENT OF NET ASSETS

November 30, 1998              Alliance Money Market Fund - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AND
            AGENCIES--85.9%
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION--34.4%
$    1,500  12/21/98................      4.84%             $ 1,495,717
     1,000  4.87%, 5/21/99 FRN......      4.95                  999,636
     1,000  4.95%, 3/03/99 FRN......      4.99                  999,912
       300  3/01/99.................      5.02                  296,280
     2,000  12/17/98................      5.03                1,995,556
     1,000  5.06%, 4/28/99 FRN......      5.11                  999,797
     1,000  2/16/99.................      5.15                  989,134
     2,000  12/15/98................      5.38                1,995,886
     3,000  5.57%, 3/05/99..........      5.62                2,999,614
     1,725  5.84%, 3/29/99..........      5.69                1,725,741
                                                            -----------
                                                             14,497,273
                                                            -----------
            FEDERAL HOME
            LOAN MORTGAGE
            CORP.--27.7%
     2,327  12/10/98................      5.05                2,324,074
     1,000  12/14/98................      5.05                  998,184
     1,000  12/16/98................      5.06                  997,900
       255  1/29/99.................      5.06                  252,902
     1,095  12/11/98................      5.08                1,093,461
       200  12/15/98................      5.09                  199,608
       273  12/23/98................      5.09                  272,159
       200  1/22/99.................      5.09                  198,550
     1,000  3/12/99.................      5.09                  985,944
       400  2/03/99.................      5.12                  396,430
     1,500  1/25/99.................      5.15                1,488,312
     1,500  1/26/99.................      5.15                1,488,100
     1,000  2/25/99.................      5.17                  987,841
                                                            -----------
                                                             11,683,465
                                                            -----------
            FEDERAL HOME
            LOAN BANK--9.6%
       200  12/11/98................      5.10                  199,719
     1,000  5.00%, 10/27/99.........      5.00                1,000,000
       500  5.00%, 8/12/99 FRN......      5.51                  498,239
     2,375  5.56%, 3/25/99..........      5.70                2,374,003
                                                            -----------
                                                              4,071,961
                                                            -----------
            STUDENT LOAN
            MARKETING
            ASSOCIATION--7.1%
     1,000  5.00%, 11/04/99.........      5.00%               1,000,000
     1,000  5.23%, 11/24/99 FRN.....      5.26                  999,706
     1,000  5.31%, 11/09/99 FRN.....      5.37                  999,446
                                                            -----------
                                                              2,999,152
                                                            -----------
            FEDERAL FARM
            CREDIT BANK--7.1%
     3,000  12/09/98................      4.87                2,996,753
                                                            -----------
            Total U.S. Government
            and Agencies
            (amortized cost $36,248,604)                     36,248,604
                                                            -----------
            REPURCHASE
            AGREEMENTS--14.2%
            Fuji Securities Inc.
     2,000  5.40%, dated 11/30/98,
            due 12/01/98 in the
            amount of $2,000,300
            (cost $2,000,000;
            collateralized by $2,030,000
            Federal Home Loan
            Mortgage Corp;
            5.60%, 4/21/99,
            value $2,046,673) (d)...      5.40                2,000,000
            Morgan Stanley Dean Witter
     2,000  5.42%, dated 11/30/98
            due 12/01/98 in the
            amount of $2,000,301
            (cost $2,000,000;
            collateralized by $1,973,000
            Federal Home Loan
            Mortgage Corp;
            8.00%, 10/01/28
            value $2,054,770) (d)...      5.42                2,000,000

                               Alliance Money Market Fund - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Prudential Securities, Inc.
$    2,000  5.42%, dated 11/30/98
            due 12/01/98 in the
            amount of $2,000,301
            (cost $2,000,000;
            collateralized by $2,225,000
            Federal  National
            Mortgage Assn;
            6.50%, 2/01/28
            value $2,056,314) (d)...      5.42%             $ 2,000,000
                                                            -----------
            Total Repurchase
            Agreements
            (amortized cost $6,000,000)                       6,000,000
                                                            -----------

                                                               Value
            TOTAL INVESTMENTS--100.1%
            (amortized cost $42,248,604)                    $42,248,604
            Other assets less liabilities-(0.1%)                (63,100)
                                                            -----------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            42,191,307 shares
            outstanding)............                        $42,185,504
                                                            ===========

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At November 30, 1998, these securities amounted to $113,500,000 representing 14.7% of net assets on the Prime Portfolio.

(d)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      AMT   Alternative Minimum Tax
      EDA   Economic Development Authority
      FRN   Floating Rate Note
      HFA   Housing Finance Agency/Authority
      IDA   Industrial Development Agency/Authority
      IDR   Industrial Development Revenue
      MFHR  Multi-Family Housing Revenue
      SFMR  Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 1998                          Alliance Money Market Fund
================================================================================

                                                             GENERAL
                                                            MUNICIPAL           PRIME           GOVERNMENT
                                                            PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                          =============     =============     =============
INVESTMENT INCOME
   Interest ............................................. $   4,953,473     $ 178,706,707     $   7,173,511
                                                          -------------     -------------     -------------
EXPENSES
   Advisory fee (Note B) ................................       662,701        15,715,615           641,017
   Distribution assistance fee (Note C) .................       596,433        14,144,057           576,915
   Custodian fees .......................................        95,218           355,001            97,566
   Registration fees ....................................        78,078           979,563            30,841
   Administrative fee (Note C) ..........................        66,269         1,571,562            64,101
   Printing .............................................        15,521           466,804            11,865
   Organization .........................................        14,600            14,965            14,600
   Audit and legal fees .................................        13,214            63,318            12,772
   Trustees' fees .......................................         6,324             6,322             6,319
   Miscellaneous ........................................         3,583            56,820             2,242
                                                          -------------     -------------     -------------
   Total expenses .......................................     1,551,941        33,374,027         1,458,238
   Less: fee waiver and expense reimbursement ...........      (226,538)       (1,942,793)         (176,205)
                                                          -------------     -------------     -------------
   Net expenses .........................................     1,325,403        31,431,234         1,282,033
                                                          -------------     -------------     -------------
   Net investment income ................................     3,628,070       147,275,473         5,891,478
REALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investment transactions ..         5,931            (3,281)           (5,803)
                                                          -------------     -------------     -------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .............................................. $   3,634,001     $ 147,272,192     $   5,885,675
                                                          =============     =============     =============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                   Alliance Money Market Fund
================================================================================

                                                 GENERAL
                                                MUNICIPAL                         PRIME                       GOVERNMENT
                                                PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                        --------------------------   -------------------------------   --------------------------
                                         Year Ended    Year Ended      Year Ended       Year Ended      Year Ended    Year Ended
                                        November 30,  November 30,    November 30,     November 30,    November 30,  November 30,
                                            1998          1997            1998             1997            1998          1997
                                        -----------   ------------   --------------   --------------   -----------   ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
   Net investment income .............  $ 3,628,070   $  3,963,913     $147,275,473   $  142,927,476   $ 5,891,478   $  5,103,019
   Net realized gain (loss) on
      investment transactions ........        5,931            (15)          (3,281)          25,953        (5,803)            10
                                        -----------   ------------   --------------   --------------   -----------   ------------
   Net increase in net assets from
      operations .....................    3,634,001      3,963,898      147,272,192      142,953,429     5,885,675      5,103,029
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income .............   (3,628,070)    (3,963,913)    (147,275,473)    (142,927,476)   (5,891,478)    (5,103,019)
   Net realized gain on investments ..         (615)           -0-          (26,728)             -0-          (187)           -0-
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
   Net increase (decrease) ...........  (93,023,004)    13,871,990   (2,615,405,613)     526,103,101   (81,675,080)    23,558,311
                                        -----------   ------------   --------------   --------------   -----------   ------------
   Total increase (decrease) .........  (93,017,688)    13,871,975   (2,615,435,622)     526,129,054   (81,681,070)    23,558,321
NET ASSETS
   Beginning of year .................  137,358,386    123,486,411    3,297,900,732    2,771,771,678   123,866,574    100,308,253
                                        -----------   ------------   --------------   --------------   -----------   ------------
   End of year .......................  $44,340,698   $137,358,386     $682,465,110   $3,297,900,732   $42,185,504   $123,866,574
                                        ===========   ============   ==============   ==============   ===========   ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 1998                                     Alliance Money Market Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Valuation of Securities

Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Organization Expenses

Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. Taxes

It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended November 30, 1998 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets unless such reimbursement is eliminated or modified upon approval of the Trustees prior thereto. For the year ended November 30, 1998 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $186,744, $1,000,900 and $137,643, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.

                                                      Alliance Money Market Fund
================================================================================

NOTE C: Distribution Services Agreement and Administration Agreement

Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays the Adviser a distribution fee at the annual rate of up to .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolios' distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the year ended November 30, 1998, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $596,433, $14,144,057 and $576,915, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the year ended November 30, 1998, the General Municipal Portfolio incurred fees of $66,269 of which $39,794 were waived, the Prime Portfolio incurred fees of $1,571,562 of which $941,863 were waived and the Government Portfolio incurred fees of $64,101 of which $38,562 were waived.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At November 30, 1998, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 1998, the Prime Portfolio and Government Portfolio had capital loss carryforwards of $3,281 and $5,803, respectively. Such carryforwards expire in the year 2007.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At November 30, 1998, capital paid-in aggregated $44,334,782, $682,468,391 and $42,191,307 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                          GENERAL
                                         MUNICIPAL                          PRIME                         GOVERNMENT
                                         PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                                ---------------------------   ---------------------------------   ---------------------------
                                 Year Ended     Year Ended      Year Ended        Year Ended      Year Ended     Year Ended
                                November 30,   November 30,    November 30,       November 30,    November 30,   November 30,
                                    1998           1997            1998               1997            1998           1997
                                ------------   ------------   ---------------   ---------------   ------------   ------------
Shares sold ..................   567,543,637    536,421,356    15,983,075,639    15,146,343,094    518,447,921    485,426,533
Shares issued on reinvestments
   of  dividends .............     3,628,685      3,963,913       147,302,201       142,927,476      5,891,665      5,103,019
Shares redeemed ..............  (664,195,326)  (526,513,279)  (18,745,783,453)  (14,763,167,469)  (606,014,666)  (466,971,241)
                                ------------   ------------   ---------------   ---------------   ------------   ------------
Net increase (decrease) ......   (93,023,004)    13,871,990    (2,615,405,613)      526,103,101    (81,675,080)    23,558,311
                                ============   ============   ===============   ===============   ============   ============

FINANCIAL HIGHLIGHTS                                  Alliance Money Market Fund
================================================================================

                                                           GENERAL MUNICIPAL PORTFOLIO
                                                    ---------------------------------------
                                                                                December 13,
                                                                                   1995(a)
                                                    Year Ended November 30,          to
                                                    ----------------------      November 30,
                                                      1998           1997           1996
                                                     ------         ------         ------
Net asset value, beginning of period .........       $ 1.00         $ 1.00         $ 1.00
                                                     ------         ------         ------
Income from Investment Operations
Net investment income (b) ....................         .027           .029           .027
                                                     ------         ------         ------
Less: Dividends
Dividends from net investment income .........        (.027)         (.029)         (.027)
                                                     ------         ------         ------
Net asset value, end of period ...............       $ 1.00         $ 1.00         $ 1.00
                                                     ======         ======         ======
Total Return
Total investment return based on:
   net asset value (c) .......................         2.76%          2.92%          2.80%(d)

Ratios/Supplemental Data
Net assets, end of period (in millions) ......       $   44         $  137         $  123
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements         1.00%          1.00%          1.00%(d)
   Expenses, before waivers and reimbursements         1.17%          1.21%          1.39%(d)
   Net investment income (b) .................         2.74%          2.87%          2.76%(d)

--------------------------------------------------------------------------------

See footnote summary on page 14.

                                                      Alliance Money Market Fund
================================================================================

                                                                PRIME PORTFOLIO
                                                    ---------------------------------------
                                                                                December 29,
                                                                                   1995(a)
                                                    Year Ended November 30,          to
                                                    ----------------------      November 30,
                                                      1998           1997           1996
                                                     ------         ------         ------
Net asset value, beginning of period .........       $ 1.00         $ 1.00         $ 1.00
                                                     ------         ------         ------
Income from Investment Operations
Net investment income (b) ....................         .047           .046           .041
                                                     ------         ------         ------
Less: Dividends
Dividends from net investment income .........        (.047)         (.046)         (.041)
                                                     ------         ------         ------
Net asset value, end of period ...............       $ 1.00         $ 1.00         $ 1.00
                                                     ======         ======         ======
Total Return
Total investment return based on:
   net asset value (c) .......................         4.77%          4.75%          4.58%(d)
Ratios/Supplemental Data
Net assets, end of period (in millions) ......       $  682         $3,298         $2,772
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements         1.00%          1.00%          1.00%(d)
   Expenses, before waivers and reimbursements         1.06%          1.06%          1.23%(d)
   Net investment income (b) .................         4.69%          4.65%          4.50%(d)

--------------------------------------------------------------------------------

See footnote summary on page 14.

FINANCIAL HIGHLIGHTS (continued)                      Alliance Money Market Fund
================================================================================

                                                             GOVERNMENT PORTFOLIO
                                                    -------------------------------------
                                                                              December 29,
                                                                                1995(a)
                                                    Year Ended November 30,       to
                                                    ----------------------    November 30,
                                                      1998          1997          1996
                                                     -----         -----         -----
Net asset value, beginning of period .........       $1.00         $1.00         $1.00
                                                     -----         -----         -----
Income from Investment Operations
Net investment income (b) ....................        .046          .045          .041
                                                     -----         -----         -----
Less: Dividends
Dividends from net investment income .........       (.046)        (.045)        (.041)
                                                     -----         -----         -----
Net asset value, end of period ...............       $1.00         $1.00         $1.00
                                                     =====         =====         =====
Total Return
Total investment return based on:
   net asset value (c) .......................        4.67%         4.64%         4.52%(d)
Ratios/Supplemental Data
Net assets, end of period (in millions) ......       $  42         $ 124         $ 100
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements        1.00%         1.00%         1.00%(d)
   Expenses, before waivers and reimbursements        1.14%         1.25%         1.42%(d)
   Net investment income (b) .................        4.60%         4.54%         4.45%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period.

(d)   Annualized.

INDEPENDENT AUDITOR'S REPORT                          Alliance Money Market Fund
================================================================================

To the Board of Trustees and Shareholders
Alliance Money Market Fund

We have audited the accompanying statements of net assets of Alliance Money Market Fund - General Municipal, Prime, and Government Portfolios as of November 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Money Market Fund - General Municipal, Prime, and Government Portfolios as of November 30, 1998, and the results of their operations, changes in their net assets, and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                          /s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
December 18, 1998

ALLIANCE MONEY MARKET FUND                                       ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
                                                                  U.S. POSTAGE
ALLIANCE CAPITAL[LOGO](R)                                             PAID
                                                                   New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.